Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY PHILLIPS STREET TRUST
Prospectus Date	rr_ProspectusDate	Jan. 29, 2015
Document Creation Date	dei_DocumentCreationDate	Jul. 24, 2015